CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                September 1, 2009




Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Mr. Houghton R. Hallock, Jr.



        Re:         First Trust Active Dividend Income Fund
                   Filing of Initial Registration Statement
              -------------------------------------------------

Dear Mr. Hallock:

         On behalf of First Trust Active Dividend Income Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant's registration statement on Form N-2 and each exhibit being filed.

         Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.


                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By:    /s/ Walter L. Draney
                                      -----------------------------------
                                      Walter L. Draney



Enclosures


 cc:   Jeffrey Long
       W. Scott Jardine
       Eric F. Fess